UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22133

ALPS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

G. Craig Fidler ALPS Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	May 1, 2008 - June 30, 2008

Item 1.  Reports to Stockholders.

RED ROCKS

LISTED PRIVATE EQUITY PORTFOLIO

An ALPS Advisers, Inc. Solution

SEMI-ANNUAL REPORT

CLASS I & II SHARES

June 30, 2008

www.alpsfunds.com

SHAREHOLDER LETTER (UNAUDITED)

We welcome you as the first shareholders in the AVS Listed Private Equity Portfolio. We appreciate your confidence in Red Rocks as the investment sub-adviser. Our goal is simple: to provide investors with a globally diversified portfolio of quality publicly-listed private equity companies.*

Private equity is a long term investment strategy that can reward those who are patient. Many of the world’s most sophisticated investors have long embraced private equity in their asset allocation models and have been amply rewarded with their long term view of the asset class. Although this Portfolio does not invest directly in private equity, it will be managed with a similar approach; identifying and investing in long term, high quality publicly-listed private equity companies.

The past 9-12 months have posed some significant challenges for the investment world. The credit and equity markets have been shaken by the de-levering within the financial system. This has led to disruptions and uncertain valuations for a large number of companies worldwide. Within the private equity sector, we believe the market has overstated the impact that such events will have on transactions and valuations of businesses, especially those involving leverage. Large, well-publicized, leveraged buyouts are only one example of the many successful private equity strategies that have worked well over the past few years. While there are exceptions to the rule, the majority of private equity firms are not highly dependent on large amounts of debt to consummate their deals and make their investments work. Smaller private equity investments, those that we would define as less than $1 billion, require modest amounts of debt. Such examples include mezzanine debt, recapitalizations, mid-market trade sales, management buy-outs, venture capital and seed investing. While the prevailing view of the relationship between private equity and the global capital markets, especially the credit and debt markets, detracted from performance during the period, current market conditions have traditionally produced bargain valuations.

The current market provides investors with opportunities as well as value traps. In our opinion, names such as KKR Private Equity Investors LP, Conversus Capital LP and 3i Group, three of our largest holdings, provide good long term values. We are optimistic about our current portfolio allocations, both domestic and international. To date, our diversified style focus has been on the companies invested in or exposed to the smaller end of the buy-out world and the larger end of mid-market transactions, with a heavier weighting toward mid-to-late stage investments. Our portfolio remains indirectly diversified in terms of industry and geography, with the largest positions in the UK, Europe, Russia and North America. We expect to selectively expand our exposure in Asia, Latin America and Eastern Europe throughout 2008, as we find new opportunities.

*

Publicly-listed private equity companies means securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies.

AVS Listed Private Equity Portfolio Semi-Annual Report / June 30, 2008

AVS LISTED PRIVATE EQUITY PORTFOLIO**

Stage of Investment                                            Geographic Diversification

Industry Diversification

**	Provided by Red Rocks Capital LLC. Reflects the percentages of the underlying investments of the listed private equity companies owned by the Portfolio as of 6/30/08.

June 30, 2008 marked the Portfolio’s first two months of existence. During this period, the Portfolio had a -9.90% return compared with a –13.39% and a –6.57% return for the S&P Listed Private Equity Index(2) and the MSCI World Index(3), respectively.

The performance of our top holdings was mixed. KKR Private Equity Investors LP and 3i Group were detractors during the period. KKR Private Equity Investors LP is an example of a firm that was hurt by the negative press and mis-perception regarding leverage and vintage year risk (2006, 2007) within their portfolio of large buy-outs. The value of 3i Group’s stock decreased during the period. However, it performed well on a relative basis as other European buy-out firms were marked down significantly. Conversus Capital LP had strong performance for the two month period, possibly due to its broad diversification and wide spread of vintage-year exposure, as well as, less reliance on credit-heavy large buy outs. We believe that all three companies represent examples of good, diversified portfolios of private businesses and that they are currently undervalued. Accordingly, we are optimistic about the future prospects for these firms because we believe their underlying investments are sound, well managed and diversified.

Our nearer-term outlook for the private equity market is conservative. We expect to see overall returns in the asset class moderate when compared to the above-trend performance that was shown during the last few years. However, we expect that the recent credit upheaval will have a limited impact on the long-term value of many of our holdings. Low interest rates and falling business valuations should bode well for private equity returns in the future. As 2008 matures, it should be an active year for private equity, as many firms have large amounts of cash waiting to be deployed. We are comfortable with the positioning of the Portfolio and believe that our focus on smaller, high-quality firms located outside the U.S. will benefit over the longer-term.

Thank you again for your investment in the AVS Listed Private Equity Portfolio. We believe that your long-term growth of capital will be rewarding.

Sincerely,

Adam Goldman

Mark Sunderhuse

(1)

S&P 500 Index: The Standard & Poor’s Composite Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(2)

S&P Listed Private Equity Index: The S&P Listed Private Equity Index is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The index is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

(3)

MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. To obtain performance data to the most recent month-end, visit www.lpefund.com.

An investment in the Portfolio involves risk, including loss of principal.

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

For the Period Ended June 30, 2008

As a shareholder of AVS Listed Private Equity Portfolio, you will incur only one of two potential types of costs. You will not incur transaction costs, which include sales charges and redemption fees. However, you will incur ongoing costs, including management fees, 12b-1 fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios. The examples are based on an investment of $1,000 invested on April 30, 2008 (inception date) and held until June 30, 2008.

Actual Return. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different portfolios. In addition, if these transaction fees were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During
	Account	Account		Period(b)
	Value	Value	Expense	04/30/08-
	04/30/08	06/30/08	Ratio(a)	06/30/2008
Class I
Actual	$1,000.00	$902.00	1.15%	$1.82
Hypothetical	$1,000.00	$1,006.42	1.15%	$1.92

Class II
Actual	$1,000.00	$901.00	1.40%	$2.22
Hypothetical	$1,000.00	$1,006.00	1.40%	$2.34

(a)	Annualized, based on the Portfolio’s expenses from April 30, 2008 (inception date) through June 30, 2008.

(b)

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (61), then divided by 366 (to reflect the one-half year period). Note this expense example is typically based on a six month period. As the Portfolio’s period of operations is less than six months as of the date of this report (April 30, 2008 – June 30, 2008) the examples shown are from inception date of the Portfolio through June 30, 2008 (61 days).

Note on Fees. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

STATEMENT OF INVESTMENTS (UNAUDITED)

June 30, 2008

	Shares	Market Value
COMMON STOCKS (84.04%)
DIVERSIFIED (5.34%)
Diversified Operations (3.16%)
Wendel Investissement	220	$22,376

Holding Companies-Diversified (2.18%)
Leucadia National Corp.	330	15,490

TOTAL DIVERSIFIED		37,866

FINANCIAL (76.78%)
Closed-End Funds (13.01%)
AP Alternative Assets LP	1,375	15,125
Candover Investments PLC	615	24,156
CVC Ltd.	17,080	16,373
Dunedin Enterprise Investment Trust PLC	227	1,664
Electra Private Equity PLC (a)	485	14,558
Graphite Enterprise Trust PLC	1,225	10,248
HgCapital Trust PLC	600	10,236
		92,360
Diversified Financial Services (14.68%)
Brait SA	4,910	12,604
Conversus Capital LP	915	22,784
Fortress Investment Group LLC, Class A	1,520	18,726
Onex Corp.	895	26,358
The Blackstone Group LP	1,300	23,673
		104,145
Investment Companies (29.94%)
American Capital Strategies, Ltd.	710	16,876
Ares Capital Corp.	535	5,393
BlackRock Kelso Capital Corp.	825	7,805
Capital Southwest Corp.	125	13,028
CapMan Oyj, B Shares	3,400	13,383
Eurazeo	185	19,743
European Capital, Ltd.	3,260	31,772
KKR Financial Holdings LLC	950	9,975
KKR Private Equity Investors LP	3,810	48,576
MVC Capital, Inc.	410	5,613
NGP Capital Resources Co.	650	10,017
Prospect Capital Corp.	825	10,873
Ratos AB, B Shares	690	19,420
		212,474

	Shares	Market Value
REITS (1.38%)
CapitalSource, Inc.	885	$9,806
		9,806
Venture Capital (17.77%)
3i Group PLC	2,580	42,397
Altamir Amboise	1,820	18,626
Deutsche Beteiligungs AG	505	12,865
Gimv N.V.	180	11,875
IP Group PLC (a)	4,000	8,923
JAFCO Co. Ltd.	400	13,674
Japan Asia Investment Co., Ltd.	2,000	8,363
NIF SMBC Ventures Co., Ltd. (a)	10	9,380
		126,103

TOTAL FINANCIAL		544,888

UTILITIES (1.92%)
Electric (1.92%)
Babcock & Brown Infrastructure Group	20,925	13,641

TOTAL UTILITIES		13,641

TOTAL COMMON STOCKS (Cost $642,692)		596,395

RIGHTS (0.05%)
FINANCIAL (0.05%)
Investment Companies (0.05%)
Eurazeo	65	347

TOTAL FINANCIAL		347

TOTAL RIGHTS (Cost $0)		347

TOTAL INVESTMENTS (84.09%) (Cost $642,692)		$596,742

Market Value

Other Assets In Excess Of Liabilities (15.91%)	$112,933

NET ASSETS (100.00%)	$709,675

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennotschap

OYJ - Public Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

(a)   Non-Income Producing Security.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Portfolio has invested.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

June 30, 2008

ASSETS:
Investments, at value	$596,742
Foreign currency, at value (Cost $4,034)	4,065
Receivable for investments sold	24,406
Receivable from advisor	18,659
Receivable for shares sold	99,399
Interest and dividends receivable	4,959
Other assets	12,079
Total Assets	760,309

LIABILITIES:
Payable to custodian	12,224
Payable for investments purchased	12,024
Payable for shares redeemed	75
Payable to administrator	29
Payable for distribution and service fees	146
Payable for auditor fees	9,461
Payable for offering costs	6,650
Payable for legal fees	6,224
Payable for reports to shareholders and printing fees	1,401
Accrued expenses and other liabilities	2,400
Total Liabilities	50,634
NET ASSETS	$709,675

NET ASSETS CONSIST OF:
Paid-in capital	$754,015
Undistributed net investment income	5,624
Accumulated net realized loss on investments and foreign currency transactions	(4,028)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(45,936)
NET ASSETS	$709,675

INVESTMENTS, AT COST	$642,692

PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$9.02
Net Assets	$45,082
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,000

Class II :
Net Asset Value, offering and redemption price per share	$9.01
Net Assets	$664,593
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	73,775

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)

For the Period Ended June 30, 2008(a)

INVESTMENT INCOME:
Interest	$313
Dividends	6,412
Foreign taxes withheld	(410)
Total Investment Income	6,315

EXPENSES:
Investment advisory fee	432
Administrative fee	41
Legal and audit fee	15,685
Offering costs	6,650
Trustees’ fees and expenses	6,100
Custodian fee	1,992
Insurance fee	1,821
Reports to shareholder and printing fees	1,400
Distribution and service fees - Class II	146
Transfer agent fee	25
Other	2,376
Total expenses before waiver	36,668
Less fees waived/reimbursed by investment advisor:
Class I	(7,916)
Class II	(28,061)
Total net expenses	691
NET INVESTMENT INCOME	5,624

Net realized loss on investments	(3,994)
Net realized loss on foreign currency transactions	(34)
Net change in unrealized depreciation on investments	(49,801)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	3,865
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(49,964)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,340)

(a)   The Portfolio commenced operations on April 30, 2008.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

For a share outstanding throughout the periods presented.

Period Ended
June 30, 2008(a)
OPERATIONS:
Net investment income	$5,624
Net realized loss on investments	(3,994)
Net realized loss on foreign currency transactions	(34)
Net change in unrealized depreciation on investments and foreign currency	(45,936)
Net decrease in net assets resulting from operations	(44,340)

SHARE TRANSACTIONS: (Note 2)
Class I
Proceeds from sale of shares	—
Net increase from share transactions	—
Class II
Proceeds from sale of shares	842,745
Cost of shares redeemed	(188,730)
Net increase from share transactions	654,015
Net increase in net assets	$609,675

NET ASSETS:
Beginning of period	100,000
End of period (including undistributed net investment income of $5,624)	$709,675

(a)   The Portfolio commenced operations on April 30, 2008.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout the periods presented.

	Class I
	Period Ended
	June 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12
Net realized and unrealized loss on investments	(1.10)
Total from Investment Operations	(0.98)

NET DECREASE IN NET ASSET VALUE	(0.98)
NET ASSET VALUE, END OF PERIOD	$9.02
TOTAL RETURN	-9.80	%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$45

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	7.26	%(c)
Operating expenses including reimbursement/waiver	1.15	%(c)
Operating expenses excluding reimbursement/waiver	99.11	%(c)
PORTFOLIO TURNOVER RATE	9.08	%(d)

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 2008 were $685,067 and $38,475, respectively.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout the periods presented.

	Class II
	Period Ended
	June 30, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07
Net realized and unrealized loss on investments	(1.06)
Total from Investment Operations	(0.99)

NET DECREASE IN NET ASSET VALUE	(0.99)
NET ASSET VALUE, END OF PERIOD	$9.01
TOTAL RETURN	-9.90	%(b)

RATIOS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$665

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	11.79	%(c)
Operating expenses including reimbursement/waiver	1.40	%(c)
Operating expenses excluding reimbursement/waiver	67.09	%(c)
PORTFOLIO TURNOVER RATE	9.08	%(d)

(a)	The Portfolio commenced operations on April 30, 2008.
(b)	Total returns for periods less than one year are not annualized.
(c)	Annualized.
(d)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 2008 were $685,067 and $38,475, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”). The Portfolio offers Class I and Class II shares collectively, the “Classes” and individually, each a “Class.”

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolio is determined by adding the value of the Portfolio’s investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding of the Portfolio. The Portfolio is open for business each day that the NYSE is open (a “Business Day”). The NAV is calculated at the close of the Portfolio’s Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). NAV is not calculated on the days that the NYSE is closed.

When the Portfolio calculates its share price, it values the securities it holds at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Board of Trustees (the “Trustees”).

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange, or system where such securities are principally traded for the business day as of which such value is being determined.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign securities exchanges, which set the prices for foreign securities held by the Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, the Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the NAV of investments held by the Portfolio on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

When market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Trustees. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by the Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating the Portfolio’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The Portfolio may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.

Fair Value Measurements: The Portfolio adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No.157 (“FAS 157”), “Fair Value Measurements,” on December 31, 2007. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Various inputs are used in determining the value of the Portfolio investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•       Level 1 – Quoted prices in active markets for identical investments

•       Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2008.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(a)
Level 1-Quoted Prices	$596,396	—
Level 2-Other Significant Observable Inputs	347	—
Level 3-Significant Unobservable Inputs	—	—
Total	$596,743	—

(a)    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended June 30, 2008, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. This Statement is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Management has concluded there is no impact on the adoption of SFAS No. 159 on the Portfolio’s financial statements.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Portfolio uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Foreign Securities: The Portfolio may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate the capital of the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets, that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, underwriter, or any other provider of services to the Portfolio with respect to each Class of a Portfolio on a Class by Class basis.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of increases and decreases in net assets from operations during the reporting period also require management to make estimates and assumptions. Actual results could differ from these estimates.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Federal Income Taxes: It is the policy of the Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolio by Subchapter M and the 1940 Act.

Distributions to Shareholders: All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

Accounting Standards: In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on the expense technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As of June 30, 2008, the Portfolio reviewed the tax positions and determined the implementation of FIN 48 resulted in no liability for unrecognized tax benefits and no change to the beginning net asset value of the Portfolio. The Portfolio files income tax returns in the U.S. federal jurisdiction and the State of Colorado. To our knowledge there are no federal or Colorado income tax returns currently under examination.

Net Unrealized Appreciation/Depreciation of investments based on Federal tax cost as of June 30, 2008 were as follows:

2008
Gross Appreciation (excess of value over tax cost)	$7,354
Gross Depreciation (excess of tax cost over value)	(55,266)
Net Unrealized Depreciation	$(47,912)

Cost of Investments for income tax purposes	$(644,654)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Recent Accounting Standards: In March 2008, FASB issued FASB Statement No. 161, (“SFAS No. 161”) “Disclosures about Derivative Instruments and Hedging Activities”, which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Portfolio is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Portfolio’s financial statements.

2.               CAPITAL SHARE TRANSACTIONS:

Transactions in shares of capital stock for the period ended June 30, 2008 for AVS Listed Private Equity Portfolio Class I and Class II shares were as follows:

Class I
Shares Outstanding - beginning of period	5,000
Sold	—
Net increase in shares outstanding	5,000

Class II
Shares Outstanding - beginning of period	5,000
Sold	89,240
Redeemed	(20,465)
Net increase in shares outstanding	73,775

3.               MANAGEMENT AND RELATED PARTY TRANSACTIONS:

ALPS Advisers, Inc. (the “Adviser” or “AAI”), subject to the authority of the Trustees, is responsible for the overall management and administration of the Portfolio’s business affairs. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser has delegated daily management of Portfolio assets to Red Rocks Capital, LLC (the “Sub-Adviser” or “RRC”), who is paid by the Adviser and not the Portfolio. The Sub-Adviser is engaged to manage the investments of the Portfolio in accordance with its investment objective, policies and limitations and any investment guidelines established by the Adviser and the Trustees.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.85% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.57% based on the Portfolio’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Portfolio.

The Adviser and Sub-Adviser have given a contractual agreement to the Portfolio to limit the amount of the Portfolio’s total annual expenses, exclusive of distribution (12b-1) fees, acquired fund fees and expenses, brokerage expenses,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

interest expense, taxes and extraordinary expenses, to 1.15 % of the Portfolio’s average daily net assets. This agreement is in effect through December 31, 2009 and is reevaluated on an annual basis. In addition, the Portfolio’s organizational expenses will be borne by the Adviser. The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Portfolio will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred. The Adviser voluntarily agrees to pay all such waivers or reimbursements incurred by the Portfolio.

ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Portfolio, and ADI has agreed to use its best efforts to solicit orders for the sale of Portfolio shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Trustees have adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (each, a “Distribution Plan” and collectively, the “Distribution Plans”). The Class I shares have adopted a Defensive Distribution Plan that recognizes that AAI may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of the Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

The annual 12b-1 fee rates for the Portfolio by share class are outlined below. These are shown as a percentage of average annual net assets.

Class I	0.00%
Class II	0.25%

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), serves as administrator to the Portfolio and has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS will provide operational services to the Portfolio including, but not limited to fund accounting, fund administration, and generally assist in the Portfolio’s operations. The Annual Administrative Fee will be billed monthly, in the amount of (i) 8 basis points of Trust’s average net assets between $0 - $500 million; and (ii) 6

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

basis points of Trust’s average net assets between $500 million - $1 billion; and (iii) 4 basis points of Trust’s average net assets over $1 billion.

ALPS serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Services Agreement with the Adviser. As Transfer Agent, ALPS has, among other things, agreed to (a) issue and redeem shares of the Portfolio; (b) make dividend and other distributions to shareholders of the Portfolio; (c) effect transfers of shares; (d) mail communications to shareholders of the Portfolio, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts.

3.             TRUSTEES AND OFFICERS

The Trustees are responsible for major decisions relating to the Portfolio’s objective, policies and techniques and approves all significant agreements between the Portfolio and the persons or companies that furnish services to the Portfolio, including agreements with its distributor, investment manager, administrator, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio’s manager and administrator. As of June 30, 2008, there were four Trustees, three of whom are “Independent Trustees” of the Portfolio within the meaning of that term under the 1940 Act. Each Independent Trustee receives an annual retainer of $6,000, per meeting fee of $1,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The Interested Trustee receives no compensation from the Portfolio.

ADDITIONAL INFORMATION (UNAUDITED)

1.               PORTFOLIO HOLDINGS

The Portfolio files their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolio’s Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the public reference room, please call the SEC at 1-202-541-8090.

2.               PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities during the most recent prior 12-month period will be available without charge, (1) upon request, by calling (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

3.               DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY and SUB-ADVISORY AGREEMENTS

On April 1, 2008, the Trustees met in person to discuss, among other things, the approval of the Advisory Agreement between the AVS Listed Private Equity Portfolio and AAI, and the Sub-Advisory Agreement between AAI and RRC in accordance with Section 15(c) of the Investment Company Act of 1940. In approving the Advisory and Sub-Advisory Agreements, the Trustees, including the Independent Trustees, considered the following factors with respect to the Portfolio:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.85% of the Portfolio’s average daily total assets paid by the Trust to the Adviser in light of the extent and quality of the advisory services provided by the Adviser. The Trustees also reviewed and considered the contractual sub-advisory fee annual rate of 0.57% of the Portfolio’s average daily total assets paid by the Adviser to RRC in light of the extent and quality of the sub-advisory services provided by RRC. The Board received and considered information comparing the Portfolio’s contractual advisory fee and overall expenses with those of Portfolios in both the relevant expense group and universe of Portfolios provided by an independent provider of investment company data. Based on such information, the Trustees further determined that the total expense ratio of 1.00% for the AVS Listed Private Equity Portfolio, net of any fee waivers in place, is comparable to others within such Portfolio’s peer universe.

Nature, Extent and Quality of the Services under the Advisory Agreement and Sub-Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Portfolio under the Advisory Agreement and Sub-Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser and RRC in response to the questionnaires and supplemental questionnaire provided by the Trust, including each of their Forms ADV.

The Trustees considered the background and experience of the Adviser’s and RRC’s management in connection with the Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s and RRC’s client transactions, insider trading policies and procedures and a description of each of the Adviser’s and RRC’s respective code of ethics.

Performance: The Trustees noted that since the Portfolio has not yet begun operations, there was no performance to be reviewed or analyzed at this time.

Adviser’s and RRC’s Profitability: The Trustees received and considered a profitability analysis of the Adviser and RRC based on the fees payable under the Advisory and Sub-Advisory Agreements. The Trustees considered the profits, if any, anticipated to be realized by the Adviser and RRC in connection with the operation of the Portfolio.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with the Adviser and RRC.

Other Benefits to the Adviser and RRC: The Trustees reviewed and considered any other benefits derived or to be derived by the Adviser and RRC from their relationship with the Portfolio.

Conclusions: In selecting the Adviser and RRC and approving the Advisory and Sub-Advisory Agreements and the fees charged under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory and Sub-Advisory Agreements. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

The Trustees, including a majority of Independent Trustees, concluded that:

•             the investment advisory and sub-advisory fees received by the Adviser and RRC with respect to the Portfolio were comparable to others within such Portfolio’s peer universe;

•             the nature, extent and quality of services rendered by the Adviser under the Advisory Agreement and by RRC under the Sub-Advisory Agreement was adequate;

•             the Portfolio had no performance record at this time;

•             the profit, if any, anticipated to be realized by the Adviser and RRC in connection with the operation of the Portfolio was fair to the Trust, especially in light of the fee waiver agreement between the Trust, the Adviser and RRC;

•             the relatively small size of the Portfolio did not permit for economies of scale in the Adviser’s and RRC’s provision of services to the Portfolio; and

•             there were no material other benefits accruing to the Adviser and RRC in connection with the Adviser’s and RRC’s relationship with the Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s and RRC’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the Portfolio and its shareholders.

TRUSTEES & OFFICERS (UNAUDITED)

The business and affairs of the Portfolio are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

The name, age, and principal occupations for the past five years of the Trustees and Officers of the Portfolio are listed below, along with the number of portfolios in the Portfolio complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee
Mary K. Anstine, age 67	Trustee	Ms. Anstine was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees.	Ms. Anstine was President/Chief Executive Officer, Health ONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is a Trustee of the Denver Area Council of the Boy Scouts of America and a Director of the AV Hunter Trust.	8

Ms. Anstine is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Variable Insurance Trust (5 funds); Financial Investors Trust (4 funds); Reaves Utility Income Fund; and Westcore Trust (11 funds).

TRUSTEES & OFFICERS (UNAUDITED)

INDEPENDENT TRUSTEES con’t

				Number of
				Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee
Jeremy W. Deems, age 31	Trustee	Mr. Deems was appointed as a Trustee at the April 1, 2008 meeting of the Board of Trustees.	Mr. Deems is the Co- President and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 2004 to June 2007. Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	3	Mr. Deems is a Trustee of ALPS ETF Trust (1 fund); Financial Investors Trust (4 funds); and Reaves Utility Income Fund.

Clyde Douglas Kelso, III, age 62	Trustee	Mr. Kelso was appointed as a Trustee at the June 9, 2008 meeting of the Board of Trustees.	Mr. Kelso is Executive Vice President of Evolve Bank and Trust. Prior to joining Evolve Bank and Trust, Mr. Kelso was self-employed working as a consultant to the banking and trust company from January 2007 to October 2007. Prior to this, Mr. Kelso served as President of FMT Capital Management, Inc. from January 2003 to December	1	None

INTERESTED TRUSTEES

Number of
Funds in
				Fund	Other
Name,	Position(s)	Term of Office	Principal	Complex	Directorships
Address*	Held with	and Length of	Occupation(s) During	Overseen by	Held by
& Age	Funds	Time Served	Past 5 Years**	Trustee***	Trustee
Jeremy O. May, age 38	President and Trustee	Mr. May was elected as President and Trustee at the April 1, 2008 meeting of the Board of Trustees.

Mr. May is a Managing Director of ALPS Fund Services, Inc. (“ALPS”). Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Portfolios as defined under the 1940 Act. Mr. May is currently the Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, Financial Investors Trust and Financial Investors Variable Insurance Trust. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

				1	None

OFFICERS

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years**

G. Craig Fidler, age 53	Secretary	G. Craig Fidler was elected as Secretary by written consent of the Sole Trustee on October 11, 2007.

Mr. Fidler joined ALPS as Associate Counsel in August 2007. Prior to joining ALPS, Mr. Fidler served as Senior Vice President, General Counsel and Secretary of Fixed Income Securities, LP (2004-2007). Prior to joining Fixed Income Securities, Mr. Fidler served as General Counsel of Collect America (2002-2004). Mr. Fidler is currently the Secretary of Financial Investors Variable Insurance Trust and the ALPS ETF Trust.

Name, Address*	Position(s)	Term of Office and	Principal Occupation(s)
& Age	Held with Funds	Length of Time Served	During Past 5 Years**

Michael Akins, age 31	Chief Compliance Officer (“CCO”)	Michael Akins was appointed CCO at the April 1, 2008 meeting of the Board of Trustees.

Mr. Akins joined ALPS as Deputy Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as Compliance Officer and AVP for UMB Financial Corporation. Before joining UMB, Mr. Akins served as an account manager for State Street Corporation. Because of his affiliation with ALPS and ADI, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the CCO of Financial Investors Trust, Financial Investors Variable Insurance Trust, Reaves Utility Income Fund, Clough Global Allocation Fund, Clough Global Opportunities Fund, the Clough Global Equity Fund and the ALPS ETF Trust.

Kimberly R. Storms, age 36	Treasurer	Ms. Storms was elected as Treasurer at the April 1, 2008 meeting of the Board of Trustees.

Ms. Storms is Director of Fund Administration and Vice-President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of ALPS ETF Trust; Assistant Treasurer of the Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Financial Investors Trust and Reaves Utility Income Fund; and Assistant Secretary of Ameristock Mutual Fund, Inc.

*	All communications to Trustees and Officers may be directed to ALPS Variable Insurance Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

***

The Portfolio is part of a “fund complex” solely as a result of having a common investment adviser, ALPS Advisers, Inc. (the “ALPS Fund Complex”). The ALPS Fund Complex consists of ten investment companies.

RED ROCKS
LISTED PRIVATE EQUITY PORTFOLIO
An ALPS Advisers, Inc. Solution

This report must be preceded or accompanied by a prospectus.

ALPS Distributors, Inc., distributor for the AVS Listed Private Equity Portfolio.

AVS000121 2/28/09

Item 2.             Code of Ethics.

Not Applicable to this Report.

Item 3.             Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.             Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.             Audit Committee of Listed Registrants.

Not applicable.

Item 6.             Schedule of Investments.

a)  Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b)  Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.             Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.       Submission of Matters to Vote of Security Holders.

The Board of Trustees will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Variable Insurance Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

Item 11.       Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)           No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.       Exhibits.

(a)(1)  Not Applicable to this Report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)                       The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Executive Officer)
President

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Executive Officer)
President

Date:	September 8, 2008

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	September 8, 2008

4